PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Prepaid and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Amount due from minority shareholder	[1]	¥ 0		¥ 54,023
Amount due from Xihua Group	[2]	49,800		49,800
Payable balance recorded by a subsidiary prior to be acquired by the Group		49,800		49,800
Value added tax refundable	[3]	5,165		24,811
Due from former owners		5,743		5,743
Staff advances		5,857		6,008
Rental deposits		3,804		7,835
Prepaid professional services fees		6,513		3,045
Prepaid rental fees		5,520		3,533
Receivable from Zhenjiang operating rights	[4]	35,000		35,000
Receivable from Jinghan Group	[5]	0		122,822
Others	[6]	23,327		20,302
Total before allowance for doubtful accounts		140,729		332,922
Less: allowance for doubtful accounts	[7]	(11,212)		(179,055)
Total		¥ 129,517	$ 19,906	¥ 153,867

[1]	The balance represented Shenyang K-12’s amount due from its minority shareholder amounting to RMB 54,023, which was tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2016, full provision was provided as the collectability was remote. As of December 31, 2017, such provision was written off after all collection efforts have been exhausted and the potential for recovery was remote.
[2]	A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.
[3]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 19(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2016. The Group disposed Ambow Online to a third party as at August 31, 2017, please see Note 27 for detail. VAT refundable of Ambow Online and the relative bad debt amount of RMB 19,647 were derecognized accordingly.
[4]	The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2016 and 2017, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 14); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.
[5]	In the year ended December 31, 2017, bad debt provision of RMB 96,863 was written off after all collection efforts have been exhausted and the potential for recovery was remote; and the rest receivable of RMB 25,959 was net off with the payable after assessing the remote possibility to collect from and pay to Jinghan Group.
[6]	Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.
[7]	Other addition of allowance during the years of 2017 and 2016 was mainly provided against third parties and former employees due to the remote recoverability.